Annual Total Returns - Fidelity Advisor® Small Cap Fund [BarChart] - 11.30 Fidelity Advisor Small Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Small Cap Fund - Fidelity Advisor Small Cap Fund-Class A	Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	(4.80%)
Annual Return 2012	6.01%
Annual Return 2013	38.18%
Annual Return 2014	8.65%
Annual Return 2015	(1.64%)
Annual Return 2016	8.93%
Annual Return 2017	13.77%
Annual Return 2018	(16.94%)
Annual Return 2019	32.32%
Annual Return 2020	17.17%